Derivative Financial Instruments - Details of Participating Cross Currency Swap and FX Swap Contracts (Detail)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Used for Hedging, Fair Value	₺ 730,924,000				₺ 0
Current derivative financial liabilities held for trading, fair value	(131,097,000)				(17,724,000)
Current Derivative Financial Asset Held for Trading, Fair Value	709,617,000				961,665,000
Current Derivative Financial Instruments Liabilities, Fair Value	(131,097,000)				(17,724,000)
Participating cross currency swap contracts one [member] | 23 October 2025 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	1,650,000,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | €			€ 500,000,000
Current Derivative Financial Asset Used for Hedging, Fair Value	208,462,000
Participating cross currency swap contracts one [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	193,800,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €			30,000,000
Current derivative financial liabilities held for trading, fair value	(7,148,000)
Participating cross currency swap contracts two [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	275,850,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | €			60,000,000
Current Derivative Financial Asset Used for Hedging, Fair Value	64,670,000
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	91,700,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		$ 20,000,000
Current derivative financial liabilities held for trading, fair value	(17,051,000)
Participating cross currency swap contracts three [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	435,000,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $		150,000,000
Current Derivative Financial Asset Used for Hedging, Fair Value	167,116,000
Participating cross currency swap contracts four [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	293,500,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $		100,000,000
Current Derivative Financial Asset Used for Hedging, Fair Value	108,777,000
Participating cross currency swap contracts five [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	194,000,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $		50,000,000
Current Derivative Financial Asset Used for Hedging, Fair Value	39,394,000
Participating cross currency swap contracts six [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	386,500,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $		100,000,000
Current Derivative Financial Asset Used for Hedging, Fair Value	79,688,000
Participating cross currency swap contracts seven [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	113,400,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $		20,000,000
Current Derivative Financial Asset Used for Hedging, Fair Value	9,234,000
Cross currency swap contracts one [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	123,878,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | ¥				¥ 202,600,000
Current Derivative Financial Asset Used for Hedging, Fair Value	53,583,000
Cross currency swap contracts one [member] | 28 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	6,159,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		1,000,000
Current derivative financial liabilities held for trading, fair value	(912,000)
Current Derivative Financial Instruments Assets, Buy - Notional Amount	67,410,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		18,000,000
Current Derivative Financial Asset Held for Trading, Fair Value	27,928,000
Currency swap one [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	266,760,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		50,000,000
Current derivative financial liabilities held for trading, fair value	(3,715,000)
Currency swap two [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	266,510,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		50,000,000
Current derivative financial liabilities held for trading, fair value	(3,465,000)
Currency swap three [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	719,996,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		135,000,000
Current derivative financial liabilities held for trading, fair value	(9,774,000)
Currency swap four [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	212,736,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		40,000,000
Current derivative financial liabilities held for trading, fair value	(2,300,000)
Currency swap five [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	265,925,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		50,000,000
Current derivative financial liabilities held for trading, fair value	(2,880,000)
Currency swap six [member] | 19 March 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	1,366,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		253,000
Current derivative financial liabilities held for trading, fair value	(48,000)
Currency swap seven [member] | 16 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	4,199,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		680,000
Current derivative financial liabilities held for trading, fair value	(939,000)
Currency swap eight [member] | 22 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	5,681,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		920,000
Current derivative financial liabilities held for trading, fair value	(1,277,000)
Currency swap nine [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	6,040,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €			1,000,000
Current derivative financial liabilities held for trading, fair value	(41,000)
Currency swap ten [member] | 15 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount | $		68,654,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €			60,000,000
Current derivative financial liabilities held for trading, fair value	(861,000)
Currency swap eleven [member] | 8 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount | $		11,462,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €			10,000,000
Current derivative financial liabilities held for trading, fair value	(4,000)
Cross currency swap contracts two [member] | 24 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	6,159,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		1,000,000
Current derivative financial liabilities held for trading, fair value	(910,000)
Current Derivative Financial Instruments Assets, Buy - Notional Amount	95,550,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		25,000,000
Current Derivative Financial Asset Held for Trading, Fair Value	36,751,000
Cross currency swap contracts three [member] | 20 March 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	130,488,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		24,000,000
Current derivative financial liabilities held for trading, fair value	(9,365,000)
Cross currency swap contracts three [member] | 16 July 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	52,164,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		14,620,000
Current Derivative Financial Asset Held for Trading, Fair Value	27,870,000
Cross currency swap contracts four [member] | 14 June 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	268,200,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		50,000,000
Current derivative financial liabilities held for trading, fair value	(5,791,000)
Cross currency swap contracts four [member] | 22 July 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	69,744,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		19,780,000
Current Derivative Financial Asset Held for Trading, Fair Value	38,636,000
Cross currency swap contracts five [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	242,873,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		70,500,000
Current Derivative Financial Asset Held for Trading, Fair Value	160,594,000
Cross currency swap contracts five [member] | 19 June 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	128,436,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $		24,000,000
Current derivative financial liabilities held for trading, fair value	(2,652,000)
Cross currency swap contracts six [member] | 8 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	169,368,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €			24,000,000
Current derivative financial liabilities held for trading, fair value	(24,895,000)
Cross currency swap contracts six [member] | 22 December 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	269,451,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		70,500,000
Current Derivative Financial Asset Held for Trading, Fair Value	131,437,000
Cross currency swap contracts seven [member] | 23 September 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	118,800,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €			18,000,000
Current derivative financial liabilities held for trading, fair value	(22,051,000)
Cross currency swap contracts seven [member] | 13 February 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	191,300,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $		$ 50,000,000
Current Derivative Financial Asset Held for Trading, Fair Value	74,095,000
Cross currency swap contracts eight [member] | 14 February 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	111,732,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €			18,867,000
Current derivative financial liabilities held for trading, fair value	1,920,000
Cross currency swap contracts eight [member] | 13 June 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	98,625,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €			25,000,000
Current Derivative Financial Asset Held for Trading, Fair Value	57,161,000
Cross currency swap contracts nine [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	185,100,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €			30,000,000
Current derivative financial liabilities held for trading, fair value	(8,296,000)
Cross currency swap contracts nine [member] | 23 July 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	203,600,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €			50,000,000
Current Derivative Financial Asset Held for Trading, Fair Value	109,610,000
Cross currency swap contracts ten [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	183,300,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €			30,000,000
Current derivative financial liabilities held for trading, fair value	(8,642,000)
Cross currency swap contracts ten [member] | 19 December 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	97,997,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €			21,500,000
Current Derivative Financial Asset Held for Trading, Fair Value	37,825,000
Cross currency swap contracts eleven [member] | 23 September 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	105,280,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €			€ 18,800,000
Current Derivative Financial Asset Held for Trading, Fair Value	₺ 7,710,000
Cross currency swap and fx swap contracts one [member] | 02 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					1,005,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount | $						$ 47,304,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €							€ 39,835,000
Cross currency swap and fx swap contracts two [member] | 02 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					470,232,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $						122,680,000
Current Derivative Financial Instruments Liabilities, Fair Value					(2,465,000)
Cross currency swap and fx swap contracts two [member] | 27 August 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					6,554,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					69,680,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $						20,000,000
Cross currency swap and fx swap contracts three [member] | 02 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					180,023,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $						47,250,000
Current Derivative Financial Instruments Liabilities, Fair Value					(545,000)
Cross currency swap and fx swap contracts three [member] | 14 December 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					9,965,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					81,480,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €							20,000,000
Cross currency swap and fx swap contracts four [member] | 24 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					72,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					95,550,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $						25,000,000
Cross currency swap and fx swap contracts four [member] | 03 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					141,001,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $						36,786,000
Current Derivative Financial Instruments Liabilities, Fair Value					(726,000)
Cross currency swap and fx swap contracts five [member] | 28 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					1,498,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					67,410,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $						18,000,000
Cross currency swap and fx swap contracts five [member] | 04 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					219,162,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $						57,245,000
Current Derivative Financial Instruments Liabilities, Fair Value					(1,043,000)
Cross currency swap and fx swap contracts six [member] | 13 June 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					17,354,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					98,625,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €							25,000,000
Cross currency swap and fx swap contracts six [member] | 05 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					115,022,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $						30,150,000
Current Derivative Financial Instruments Liabilities, Fair Value					(435,000)
Cross currency swap and fx swap contracts seven [member] | 16 July 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					4,465,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					52,164,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $						14,620,000
Cross currency swap and fx swap contracts seven [member] | 10 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					17,204,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $						4,500,000
Current Derivative Financial Instruments Liabilities, Fair Value					(284,000)
Cross currency swap and fx swap contracts eight [member] | 22 July 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					6,996,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					69,744,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $						19,780,000
Cross currency swap and fx swap contracts eight [member] | 10 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					15,916,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €							3,500,000
Current Derivative Financial Instruments Liabilities, Fair Value					(157,000)
Cross currency swap and fx swap contracts nine [member] | 23 July 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					27,198,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					203,600,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €							50,000,000
Cross currency swap and fx swap contracts nine [member] | 22 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					91,556,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €							20,140,000
Current Derivative Financial Instruments Liabilities, Fair Value					(620,000)
Cross currency swap and fx swap contracts ten [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					142,085,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					435,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $						150,000,000
Cross currency swap and fx swap contracts ten [member] | 05 February 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					137,834,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €							30,400,000
Current Derivative Financial Instruments Liabilities, Fair Value					(601,000)
Cross currency swap and fx swap contracts eleven [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					(4,645,000)
Current Derivative Financial Instruments Assets, Buy - Notional Amount					386,500,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $						100,000,000
Cross currency swap and fx swap contracts eleven [member] | 19 February 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					82,013,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €							17,860,000
Current Derivative Financial Instruments Liabilities, Fair Value					(1,413,000)
Cross currency swap and fx swap contracts twelve [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					90,071,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					293,500,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $						100,000,000
Cross currency swap and fx swap contracts twelve [member] | 05 March 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					1,143,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €							250,000
Current Derivative Financial Instruments Liabilities, Fair Value					(25,000)
Cross currency swap and fx swap contracts thirteen [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					33,535,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					242,873,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $						70,500,000
Cross currency swap and fx swap contracts thirteen [member] | 19 December 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					97,997,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | €							21,500,000
Current Derivative Financial Instruments Liabilities, Fair Value					(2,154,000)
Cross currency swap and fx swap contracts fourteen [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					(2,951,000)
Current Derivative Financial Instruments Assets, Buy - Notional Amount					194,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $						50,000,000
Cross currency swap and fx swap contracts fourteen [member] | 22 December 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount					269,451,000
Current Derivative Financial Instruments Liabilities, Sell - Notional Amount | $						$ 70,500,000
Current Derivative Financial Instruments Liabilities, Fair Value					(5,010,000)
Cross currency swap and fx swap contracts fifteen [member] | 25 October 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					627,385,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					1,650,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €							500,000,000
Cross currency swap and fx swap contracts sixteen [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Held for Trading, Fair Value					1,078,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount					275,850,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €							€ 60,000,000
Cross currency swap and FX swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Fair Value					₺ (15,478,000)